FEDERATED GLOBAL ALLOCATION FUND

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED GLOBAL ALLOCATION FUND (“Fund”)

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

1940 Act File No. 811-1

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered in connection with the proposed Agreement and Plan of Reorganization pursuant to which Federated Absolute Return Fund, a portfolio of Federated Equity Funds, would transfer substantially all of its assets to the Fund in exchange for shares of the Fund.

We would appreciate receiving any comments you may have by February 15, 2019. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8652.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures